Commitments and Contingencies	12 Months Ended
Feb. 28, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
12.	COMMITMENTS AND CONTINGENCIES

Lease Obligations

The Group leases certain learning centers and office premises under operating leases. The term of each lease agreement vary and may contain renewal options. Rental payments under operating leases are charged to cost of revenues or operating expenses on a straight-line basis over the period of the lease based on contract terms. Rental expenses under operating leases for the years ended February 29, 2016, February 28, 2017 and 2018 were RMB11,539, RMB20,335 and RMB42,349(US$6,692), respectively.

Future rental commitments under operating leases as of February 28, 2018 were as follows:

	RMB	USD
Year ending of February 28 or 29:
2019	52,584	8,310
2020	44,708	7,065
2021	39,589	6,256
2022	34,109	5,390
2023	27,757	4,386
Thereafter	30,145	4,764
Total	228,892	36,171

Donation Commitments

The Group entered into an agreement with Shanghai East Normal University Education Development Fund (“Fund”) in 2016 to donate RMB100,000 to set up a special fund for mathematics education studies purpose. The donation is to be provided in five tranches in a five-year period. The Group recognizes the donation as marketing expenses on a straight-line basis over the five years and the amount accrued as of February 28, 2018 was RMB5,000 (US$790).The first and second tranches of RMB 10,000 and RMB15,000 (US$2,370) were paid in April and December 2017, respectively. The planned schedule for the remaining three tranches is as follows:

	RMB	USD
Year ended of February 28 or 29:
2019	20,000	3,161
2020	25,000	3,951
2021	30,000	4,741
Total	75,000	11,853

Contingencies regarding lack of certain required permits and licenses

A number of learning centers do not possess required fire permits, educational permits or business licenses. The Group is in the process of obtaining the required permits and licenses, and do not believe any fines or penalties due to such noncompliance is probable as of February 28, 2018, neither can the amount or range of potential unfavorable outcomes be reasonably estimated.